SHARE BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION EXPENSES

For the years ended December 31, 2021 and 2020, the Company recognized stock-based compensation expense, which is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss, as follows:

	Years Ended December 31,
	2021	2020
Employee stock awards	$213,800	$476,002
Non-employee stock awards	-	2,578
Total stock-based compensation expense	$213,800	$478,580

SCHEDULE OF SUMMARY OF WARRANTS

A summary of warrants for the six months ended June 30, 2022, is as follows:

		Weighted
	Number	Average
	of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2021	170,000,000	$0.03
Warrants granted	8,333,333	0.03
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, June 30, 2022	178,333,333	$0.03
Balance exercisable, June 30, 2022	178,333,333	$0.03

A summary of warrants for the years ended December 31, 2021 and 2020, is as follows:

		Weighted
	Number	Average
	of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2019	-	$-
Warrants granted	20,000,000	0.05
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2020	20,000,000	0.05
Warrants granted	150,000,000	0.03
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2021	170,000,000	$0.03
Balance exercisable, December 31, 2021	170,000,000	$0.03

SCHEDULE OF OUTSTANDING WARRANTS

Information relating to outstanding warrants at June 30, 2022, summarized by exercise price, is as follows:

	Outstanding			Exercisable
Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$0.03	158,333,333	2.01	$0.03	158,333,333	$0.03
$0.05	20,000,000	0.87	$0.05	20,000,000	$0.02
	178,333,333	1.89	$0.03	178,333,333	$0.03

Information relating to outstanding warrants at December 31, 2021, summarized by exercise price, is as follows:

	Outstanding			Exercisable
Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$0.03	150,000,000	2.46	$0.03	150,000,000	$0.03
$0.05	20,000,000	1.37	$0.05	20,000,000	$0.05
	170,000,000	2.33	$0.03	170,000,000	$0.03

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS OF WARRANT

The fair value of each warrant on the date of grant was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	2021	2020

Exercise Price	$0.05	$0.05
Stock Price	$0.016	$0.02
Risk-free interest rate	0.53%	1.65%
Expected volatility	214%	171%
Expected life (in years)	3.0	3.0
Expected dividend yield	0%	0%